Employee Benefit Expense (Details) - Schedule Employee Benefit Expense - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule Employee Benefit Expense [Line Items]
Wages and salaries	$ 4,219,565	$ 6,920,176
Labor and health insurance fees	375,943	551,376
Pension	156,225	210,569
Share option expenses		38,053
Other personnel expenses	60,361	109,114
Total employee benefit expense	4,812,094	7,829,288
Cost of revenue [Member]
Schedule Employee Benefit Expense [Line Items]
Wages and salaries	1,665,177	2,050,078
Labor and health insurance fees	125,768	45,183
Pension	57,231	28,439
Share option expenses
Other personnel expenses
Total employee benefit expense	1,848,176	2,123,700
Operating expenses [Member]
Schedule Employee Benefit Expense [Line Items]
Wages and salaries	2,554,388	4,870,098
Labor and health insurance fees	250,175	506,193
Pension	98,994	182,130
Share option expenses		38,053
Other personnel expenses	60,361	109,114
Total employee benefit expense	$ 2,963,918	$ 5,705,588